Subsequent events	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Subsequent events
2.5.19	Subsequent events
On August 24, 2023, the Company announced that it has obtained commitments from Fortress, Tolefi and other longstanding existing shareholders to subscribe to a capital increase of up to
€9.8 million (whose €2.0 million related to the first tranche has been already proceeded as of September 4, 2023). The Company intends to use net proceeds from the private placement to fund the development of its innovative
CAR-T
cell targets, accelerate the deployment of proprietary
CAR-T
cell engineering and further fortify its valuable intellectual property portfolio, its operations in Research & Development as well as its activities in IP and Business Development. For more information, see note 2.5.2.
There is no other subsequent event that occurred between
six-month
period end as of June 30, 2023 and the date when these condensed consolidated interim financial statements have been authorized by the Board for issuance.